Long-Term Debt - Narrative (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Operating Facility
Debt Instrument
Credit facility maximum borrowing capacity		$ 25,000,000		$ 25,000,000
Petrogas Energy Corporation | Season Bulge Facility
Debt Instrument
Credit facility maximum borrowing capacity		40,000,000
Petrogas Energy Corporation | Operating Facility
Debt Instrument
Credit facility maximum borrowing capacity		10,000,000
Revolving credit facility
Debt Instrument
Credit facility maximum borrowing capacity	$ 2,300,000,000		$ 1,400,000,000
Amount outstanding	375,000,000		802,000,000
Revolving credit facility | Commercial paper
Debt Instrument
Long-term debt, gross	469,000,000		260,000,000
Revolving credit facility | SEMCO
Debt Instrument
Credit facility maximum borrowing capacity		150,000,000		150,000,000
Amount outstanding		95,000,000		81,000,000
Revolving credit facility | Petrogas Energy Corporation
Debt Instrument
Credit facility maximum borrowing capacity	200,000,000		175,000,000
Revolving credit facility | Letter of Credit | WGL Holdings
Debt Instrument
Credit facility maximum borrowing capacity		300,000,000		250,000,000
Amount outstanding	0
Revolving credit facility | Letter of Credit | Washington Gas
Debt Instrument
Credit facility maximum borrowing capacity		$ 450,000,000		$ 450,000,000
Amount outstanding	0
Revolving credit facility | Letter of Credit | Petrogas Energy Corporation
Debt Instrument
Amount outstanding	0		51,000,000
Line of Credit | Petrogas Energy Corporation
Debt Instrument
Credit facility maximum borrowing capacity	25,000,000		25,000,000
Amount outstanding	$ 0		$ 6,000,000